Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2060 Fund

(the “Fund”)

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 15, 2019

to the Summary Prospectus and Prospectus

dated November 1, 2018, as supplemented

CHANGE IN BENCHMARK. Effective immediately, the Fund will change one of its benchmarks. The Lipper Mixed-Asset Target 2055+ Funds Index will be removed and the Lipper Mixed-Asset Target 2060 Funds Average will be added.

The first paragraph of “The Fund’s Past Performance” and the “Average Annual Total Returns” table in the “Risk/Return Summary” section of the Summary Prospectus and Prospectus are revised with the following:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past calendar year. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2060+ Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2060 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares (which are not offered in this prospectus). The actual returns for Class R3 Shares would have been different than those shown because Class R3 Shares have different expenses than Class A Shares. Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares (which are not offered in this prospectus). The actual return for Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses than Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Life of Fund (since 8/31/16)
CLASS R2 SHARES
Return Before Taxes	21.22%	16.94%
Return After Taxes on Distributions	20.60	16.22
Return After Taxes on Distributions and Sale of Fund Shares	12.25	12.79
CLASS R3 SHARES
Return Before Taxes	21.43	17.17
CLASS R4 SHARES
Return Before Taxes	21.76	17.47
CLASS R5 SHARES
Return Before Taxes	21.93	17.60
CLASS R6 SHARES
Return Before Taxes	22.07	17.77

S&P TARGET DATE 2060+ INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	20.75	17.59

LIPPER MIXED-ASSET TARGET 2060 FUNDS AVERAGE[2]
(Reflects No Deduction for Taxes)	21.03	16.93

1
On 6/1/17, the methodology used to calculate the S&P Target Date 2060+ Index was changed. Prior to 6/1/17, the S&P Target Date 2060+ Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective 6/1/17, the S&P Target Date 2060+ Index is comprised of underlying indices of securities.

2	Effective July 15, 2019, the Fund’s benchmark changed from the Lipper Mixed-Asset Target 2055+ Funds Index to the Lipper Mixed-Asset Target 2060 Funds Average.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND PROSPECTUS

FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2060 Fund

(the “Fund”)

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 15, 2019

to the Summary Prospectus and Prospectus

dated November 1, 2018, as supplemented

CHANGE IN BENCHMARK. Effective immediately, the Fund will change one of its benchmarks. The Lipper Mixed-Asset Target 2055+ Funds Index will be removed and the Lipper Mixed-Asset Target 2060 Funds Average will be added.

The first paragraph of “The Fund’s Past Performance” and the “Average Annual Total Returns” table in the “Risk/Return Summary” section of the Summary Prospectus and Prospectus are revised with the following:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past calendar year. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2060+ Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2060 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares (which are not offered in this prospectus). The actual returns for Class R3 Shares would have been different than those shown because Class R3 Shares have different expenses than Class A Shares. Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares (which are not offered in this prospectus). The actual return for Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses than Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Life of Fund (since 8/31/16)
CLASS R2 SHARES
Return Before Taxes	21.22%	16.94%
Return After Taxes on Distributions	20.60	16.22
Return After Taxes on Distributions and Sale of Fund Shares	12.25	12.79
CLASS R3 SHARES
Return Before Taxes	21.43	17.17
CLASS R4 SHARES
Return Before Taxes	21.76	17.47
CLASS R5 SHARES
Return Before Taxes	21.93	17.60
CLASS R6 SHARES
Return Before Taxes	22.07	17.77

S&P TARGET DATE 2060+ INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	20.75	17.59

LIPPER MIXED-ASSET TARGET 2060 FUNDS AVERAGE[2]
(Reflects No Deduction for Taxes)	21.03	16.93

1
On 6/1/17, the methodology used to calculate the S&P Target Date 2060+ Index was changed. Prior to 6/1/17, the S&P Target Date 2060+ Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective 6/1/17, the S&P Target Date 2060+ Index is comprised of underlying indices of securities.

2	Effective July 15, 2019, the Fund’s benchmark changed from the Lipper Mixed-Asset Target 2055+ Funds Index to the Lipper Mixed-Asset Target 2060 Funds Average.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past calendar year. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2060+ Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2060 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares (which are not offered in this prospectus). The actual returns for Class R3 Shares would have been different than those shown because Class R3 Shares have different expenses than Class A Shares. Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares (which are not offered in this prospectus). The actual return for Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses than Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Class R2 Shares for the past calendar year. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2060+ Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2060 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares (which are not offered in this prospectus). The actual returns for Class R3 Shares would have been different than those shown because Class R3 Shares have different expenses than Class A Shares. Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares (which are not offered in this prospectus). The actual return for Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses than Class I Shares.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 15, 2019, the Fund’s benchmark changed from the Lipper Mixed-Asset Target 2055+ Funds Index to the Lipper Mixed-Asset Target 2060 Funds Average.
JPMorgan SmartRetirement 2060 Fund | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	21.22%
Life of Fund	rr_AverageAnnualReturnSinceInception	16.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2016
JPMorgan SmartRetirement 2060 Fund | CLASS R3 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	21.43%
Life of Fund	rr_AverageAnnualReturnSinceInception	17.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2016
JPMorgan SmartRetirement 2060 Fund | CLASS R4 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	21.76%
Life of Fund	rr_AverageAnnualReturnSinceInception	17.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2016
JPMorgan SmartRetirement 2060 Fund | CLASS R5 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	21.93%
Life of Fund	rr_AverageAnnualReturnSinceInception	17.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2016
JPMorgan SmartRetirement 2060 Fund | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	22.07%
Life of Fund	rr_AverageAnnualReturnSinceInception	17.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2016
JPMorgan SmartRetirement 2060 Fund | Return After Taxes on Distributions | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	20.60%
Life of Fund	rr_AverageAnnualReturnSinceInception	16.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2016
JPMorgan SmartRetirement 2060 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.25%
Life of Fund	rr_AverageAnnualReturnSinceInception	12.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2016
JPMorgan SmartRetirement 2060 Fund | S&P TARGET DATE 2060+ INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	20.75%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	17.59%	[1]
JPMorgan SmartRetirement 2060 Fund | LIPPER MIXED-ASSET TARGET 2060 FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	21.03%	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	16.93%	[2]

[1]	On 6/1/17, the methodology used to calculate the S&P Target Date 2060+ Index was changed. Prior to 6/1/17, the S&P Target Date 2060+ Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective 6/1/17, the S&P Target Date 2060+ Index is comprised of underlying indices of securities.
[2]	Effective July 15, 2019, the Fund’s benchmark changed from the Lipper Mixed-Asset Target 2055+ Funds Index to the Lipper Mixed-Asset Target 2060 Funds Average.